Schedule of Investments (unaudited) January 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund (formerly known as BlackRock Asian Dragon Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.7%
B3 SA - Brasil Bolsa Balcao	776,786	$2,138,681
Notre Dame Intermedica Participacoes SA	199,614	2,676,507

		4,815,188

China — 24.3%
Alibaba Group Holding Ltd.(a)	51,892	813,332
Alibaba Group Holding Ltd., ADR(a)	6,500	817,635
China Merchants Bank Co. Ltd., Class H	311,000	2,599,376
Haier Smart Home Co. Ltd., Class A	341,400	1,504,159
Haier Smart Home Co. Ltd., Class H	408,600	1,638,094
Hangzhou Silan Microelectronics Co. Ltd.	188,300	1,529,032
JD.com, Inc., Class A(a)	3,323	125,946
Longfor Group Holdings Ltd.(b)	425,000	2,549,501
LONGi Green Energy Technology Co. Ltd., Class A	269,293	3,015,805
Meituan, Class B(a)(b)	109,600	3,269,844
Sungrow Power Supply Co. Ltd., Class A	105,200	1,908,008
Tencent Holdings Ltd.	69,800	4,373,827
Tencent Holdings Ltd., ADR	3,142	196,501
Topsports International Holdings Ltd.(b)	1,668,000	1,507,136
Wuxi Biologics Cayman, Inc.(a)(b)	292,500	2,931,658
Yum China Holdings, Inc.	51,528	2,482,104

		31,261,958

Egypt — 1.1%
Commercial International Bank Egypt SAE(a)	415,408	1,361,605

Greece — 1.6%
National Bank of Greece SA(a)	523,962	2,062,232

Hong Kong — 3.1%
AIA Group Ltd.	188,200	1,964,772
Hang Lung Properties Ltd.	935,000	1,997,820

		3,962,592

Hungary — 1.3%
OTP Bank Nyrt(a)	29,412	1,706,694

India — 8.9%
Axis Bank Ltd.(a)	354,361	3,711,081
Bandhan Bank Ltd.(b)	657,168	2,798,979
ICICI Bank Ltd.	91,312	980,978
ICICI Bank Ltd., ADR	46,145	1,002,731
Infosys Ltd.	64,637	1,520,760
Infosys Ltd., ADR	64,097	1,510,766

		11,525,295

Indonesia — 1.8%
Bank Rakyat Indonesia Persero Tbk PT	8,132,600	2,314,826

Kazakhstan — 1.2%
Kaspi.KZ JSC, GDR	18,052	1,544,309

Mexico — 5.9%
Arca Continental SAB de CV	403,675	2,387,647
Grupo Financiero Banorte SAB de CV, Class O	375,192	2,377,962
Wal-Mart de Mexico SAB de CV	838,868	2,852,347

		7,617,956

Security	Shares	Value

Panama — 1.3%
Copa Holdings SA, Class A(a)	19,285	$1,611,840

Peru — 1.8%
Credicorp Ltd.	15,808	2,264,022

Poland — 1.6%
Bank Polska Kasa Opieki SA	23,037	767,624
LPP SA	341	1,333,800

		2,101,424

Russia — 3.7%
Ozon Holdings PLC, ADR(a)	31,401	649,058
Sberbank of Russia PJSC	228,344	786,924
Sberbank of Russia PJSC, ADR	97,828	1,372,329
TCS Group Holding PLC, GDR	27,992	2,019,924

		4,828,235

South Africa — 1.3%
Life Healthcare Group Holdings Ltd.	1,125,594	1,655,070

South Korea — 12.3%
Hana Financial Group, Inc.	51,975	1,958,334
Samsung Electronics Co. Ltd.	129,909	8,080,220
Samsung SDI Co. Ltd.	3,589	1,781,162
SK Hynix, Inc.	21,373	2,212,271
SK Innovation Co. Ltd.(a)	10,083	1,850,513

		15,882,500

Taiwan — 11.7%
Accton Technology Corp.	243,000	2,346,567
Taiwan Semiconductor Manufacturing Co. Ltd.	552,000	12,763,337

		15,109,904

Thailand — 3.1%
Advanced Info Service PCL, NVDR	332,800	2,210,637
Bangkok Dusit Medical Services PCL, NVDR	2,709,600	1,829,864

		4,040,501

United Kingdom — 2.5%
Prudential PLC	88,795	1,496,704
Standard Chartered PLC	233,899	1,703,427

		3,200,131

United States — 1.5%
Albemarle Corp.	8,216	1,813,600
Freshworks, Inc., Class A(a)	7,102	154,468

		1,968,068

Total Common Stocks — 93.7%
(Cost: $106,850,450)		120,834,350

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund (formerly known as BlackRock Asian Dragon Fund) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.3%

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares	5,964	$335,459

Total Preferred Securities — 0.3%
(Cost: $190,127)		335,459

Total Long-Term Investments — 94.0%
(Cost: $107,040,577)		121,169,809

Short-Term Securities

Money Market Funds — 5.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	6,421,696	6,421,696

Total Short-Term Securities — 5.0%
(Cost: $6,421,696)		6,421,696

Total Investments — 99.0%
(Cost: $113,462,273)		127,591,505

Other Assets Less Liabilities — 1.0%		1,292,826

Net Assets — 100.0%		$128,884,331

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital Gain
							Change in					Distributions
						Net	Unrealized		Shares			from
	Value at	Purchases		Proceeds		Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	04/30/21	at Cost		from Sales		Gain (Loss)	(Depreciation)	01/31/22	01/31/22	Income		Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,673,714	$2,747,982	(a)	$—		$—	$—	$6,421,696	6,421,696	$231		$—
SL Liquidity Series, LLC, Money Market Series(b)	1,407,844	—		(1,407,698	)(a)	(146)	—	—	—	2,760	(c)	—

						$(146)	$—	$6,421,696		$2,991		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps

								Gross
					Accrued			Notional
					Unrealized		Net Value of	Amount
	Payment		Termination		Appreciation		Reference	Net Asset
Reference Entity	Frequency	Counterparty(a)	Date	Net Notional	(Depreciation)		Entity	Percentage
Equity Securities Long	Monthly	HSBC Bank PLC(b)	02/13/23	$1,366,674	$141,054	(c)	$1,508,423	1.1%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/08/23	1,354,119	43,629	(e)	1,396,756	1.1

					$184,683		$2,905,179

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(695) of net dividends and financing fees.

(e)	Amount includes $992 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund (formerly known as BlackRock Asian Dragon Fund)

OTC Total Return Swaps (continued)

	(d)	(b)
Range:	80 basis points	60 basis points
Benchmarks:	USD - 1D Overnight Bank Funding Rate (OBFR01)	USD - 1D Overnight Bank Funding Rate (OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 13, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Leejam Sports Co Jsc	47,497	$1,508,423	100.0%

Net Value of Reference Entity — HSBC Bank PLC		$1,508,423

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date February 8, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

United Kingdom
Prudential PLC	34,549	$582,348	41.7%
Standard Chartered PLC	111,827	814,408	58.3

Net Value of Reference Entity — JPMorgan Chase Bank N.A		$1,396,756

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$4,815,188	$—	$—	$4,815,188
China	3,496,240	27,765,718	—	31,261,958
Egypt	—	1,361,605	—	1,361,605
Greece	—	2,062,232	—	2,062,232
Hong Kong	1,997,820	1,964,772	—	3,962,592
Hungary	—	1,706,694	—	1,706,694
India	2,513,497	9,011,798	—	11,525,295
Indonesia	—	2,314,826	—	2,314,826
Kazakhstan	—	1,544,309	—	1,544,309

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Sustainable Emerging Markets Equity Fund (formerly known as BlackRock Asian Dragon Fund)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Mexico	$7,617,956	$—	$—	$7,617,956
Panama	1,611,840	—	—	1,611,840
Peru	2,264,022	—	—	2,264,022
Poland	—	2,101,424	—	2,101,424
Russia	649,058	4,179,177	—	4,828,235
South Africa	1,655,070	—	—	1,655,070
South Korea	—	15,882,500	—	15,882,500
Taiwan	—	15,109,904	—	15,109,904
Thailand	—	4,040,501	—	4,040,501
United Kingdom	—	3,200,131	—	3,200,131
United States	1,968,068	—	—	1,968,068
Preferred Securities
Preferred Stocks	—	335,459	—	335,459
Short-Term Securities
Money Market Funds	6,421,696	—	—	6,421,696

	$35,010,455	$92,581,050	$—	$127,591,505

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$184,683	$—	$184,683

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets
Opening balance, as of April 30, 2021	$2,967,493
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	562,997
Net change in unrealized appreciation (depreciation)(a)	(1,172,674)
Purchases	—
Sales	(2,357,816)

Closing balance, as of January 31, 2022	$—

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022(a)	$—

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

S C H E D U L E O F I N V E S T M E N T S	4